Financial Instruments and Risk Analysis - Additional Information (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2016	Jul. 30, 2015	Apr. 30, 2015	Jan. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net cash (used) generated by operating activities	BRL (1,053,671)	BRL 5,530,569	BRL 7,035,312
Cash and cash equivalents and short-term cash investments	16,700,000
Long term debt	59,857,417	BRL 35,849,395
Contractual obligations and commitments, due 2016	19,725,000
Contractual obligations and commitments, due 2017 and 2018	BRL 30,672,000
TJLP
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fluctuation scenario, percentage stressed, high	7.00%				6.50%	6.00%	5.50%
Fluctuation scenario, percentage stressed, low							5.00%
Scenario, Forecast
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fluctuation scenario, percentage stressed				7.50%
Foreign Exchange Contract [Member] | Cash Cash Equivalents And Short Term Investments [Member] | Foreign Exchange Risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration Risk, Percentage	73.22%	11.41%
Foreign Exchange Contract [Member] | Borrowings and Financing | Foreign Exchange Risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration Risk, Percentage	78.50%	41.70%
Foreign Exchange Contract [Member] | Foreign Currency-Denominated Debt | Foreign Exchange Risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration Risk, Percentage	99.50%	100.00%
Foreign Exchange Contract [Member] | Foreign Exchange Risk Sensitivity Analysis | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate depreciation percentage	25.00%
Foreign Exchange Contract [Member] | Foreign Exchange Risk Sensitivity Analysis | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate depreciation percentage	50.00%
Foreign Exchange Contract [Member] | Foreign Exchange Risk | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate depreciation percentage	25.00%
Foreign Exchange Contract [Member] | Foreign Exchange Risk | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exchange rate depreciation percentage	50.00%
Interest Rate Contract [Member] | Incurred Debt, Less Adjustment for Derivative Transactions | Floating Interest Rates
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration Risk, Percentage	33.40%	60.30%
Interest Rate Contract [Member] | Consolidated Debt | Floating Interest Rates
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Concentration Risk, Percentage	59.60%	79.40%
Short-term Investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Consolidated cash investments with counterparties	99.20%